Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	77,437,130	67,082,130	67,082,130
Common stock, shares outstanding	77,437,130	67,082,130	67,082,130